Capital Advisors
GROWTH FUND

a series of Advisors Series Trust

Investor Class

Trading Symbol: CIAOX

Capital Advisors Growth Fund (the “Fund”) is an open-end growth stock mutual fund.  The Fund seeks to provide investors with long-term growth of capital.  Capital Advisors, Inc. is the Fund’s investment advisor.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Prospectus
April 30, 2015

CAPITAL ADVISORS GROWTH FUND

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SUMMARY SECTION

Investment Objective

Capital Advisors Growth Fund (the “Fund”) seeks to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held 7 days or less)	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses(1)	1.59%
Less: Fee Waiver(2)	-0.33%
Net Annual Fund Operating Expenses	1.26%
(1)
Total Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets Before Expense Reimbursement and Fee Waivers” found in the Financial Highlights, which reflects the Fund’s operating expenses and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

(2)
Capital Advisors, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the Fund’s average daily net assets for its current fiscal year (the “Expense Cap”).  The Expense Cap will remain in effect through at least April 28, 2016, and may only be terminated by the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$128	$470	$835	$1,861

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.90% of the average value of its portfolio.

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Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies.  The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including American Depositary Receipts (“ADRs”).  Under normal conditions, the Fund will invest at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital.  The Advisor uses the growth style of investing.  Growth stocks are securities of companies that have or are expected to have above average earnings growth.  The Fund may also write covered call options on up to 33% of its net assets for the purpose of generating additional income for the Fund.

The Fund buys and sells stocks based on the Advisor’s research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.

The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.

The Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•
Equity Risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests;

•	Growth-Style Investing Risk – Growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets;

•	Market Risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods;

•
Options Risk – Writing call options is a highly specialized activity and entails greater than ordinary investment risks. By writing (or selling) a call option, the Fund loses the potential for gain on the underlying security above the exercise price.  If the call option is exercised, the Fund misses out on any gain from an increase in the market price over the exercise price.

•
Non-U.S. Investment Risk – Investments in foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

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Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Want to add an investment with growth potential to diversify their investment portfolio; or

•	Are willing to accept higher short-term risk along with a higher potential for long-term growth.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.ciaox.com or by calling the Fund toll-free at 1-866-205-0523.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.35% for the quarter ended March 31, 2012, and the lowest quarterly return was -14.80% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2014)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	12.57%	13.14%	7.32%
Return After Taxes on Distributions	9.92%	12.37%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	9.18%	10.51%	5.94%
S&P 500® Index	13.69%	15.45%	7.67%
(reflects no deduction for fees, expenses, or taxes)
Russell 1000® Growth Index	13.05%	15.81%	8.49%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Management
Investment Advisor.  Capital Advisors, Inc. is the investment advisor to the Fund.

Portfolio Managers.  Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, and Channing S. Smith, CFA, Managing Director of Equity Strategies for the Advisor, are the co-portfolio managers responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since April 2001 and November 2007, respectively.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Capital Advisors Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-866-205-0523 or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$5,000	$250
Retirement Plan Accounts	$500	$100
Automatic Investment Plan	$1,000	$100

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE
OF PORTFOLIO HOLDINGS

Principal Investment Strategies

The Fund primarily invests in common stock of domestic companies.  The Fund may also invest in securities of foreign issuers, provided that they are publicly traded in the United States, including ADRs.  Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks that the Advisor believes have the potential for long-term growth of capital.  The Fund may also write covered call options on up to 33% of its net assets for the purpose of generating additional income for the Fund.

The Advisor uses the growth style in selecting stocks for the Fund’s portfolio.  Growth style investing seeks to achieve capital appreciation by investing in stocks of companies that have or are expected to have above-average earnings growth.  While economic forecasting and industry sector analysis play a part in the research effort, the Advisor’s stock selection process begins with an individual company.  This is often referred to as a bottom-up approach to investing.  From a group of companies that meet the Advisor’s standards, the Advisor selects the securities of those companies that offer what it believes is the best balance of rapid earnings growth and diversification.

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The Fund buys and sells stocks based on the Advisor’s research and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time.  These include:

•	Dominant position within its industry;
•	Sustainable competitive advantage;
•	Shareholder oriented management philosophy;
•	Strong brand or franchise value;
•	Operating within a definable growing market; and
•	Strong research and development.

With respect to the writing of covered call options, the Fund expects to:

•	set the strike price for call options at the target price the Advisor has set for the sale of the underlying stock, or higher;
•	not write call options on an entire position, which helps to limit the risk of the Fund missing all of the upside on holdings experiencing a sudden increase in price;
•	limit its total exposure to covered call options to one-third of the portfolio; and
•
write options with only a three or four month duration to maximize time decay (i.e., the decline in the option’s value to the holder as the expiration date approaches), to allow for flexibility to re-set strike prices and to adjust the Fund’s portfolio.

The Fund will consider selling stocks in its portfolio when the following events occur:

•	The stock reaches its target;
•	Fundamentals supporting the stock’s value deteriorate; and/or
•	Better investment alternatives exist.

Under normal market conditions, the Fund expects to stay fully invested in stocks.  However, the Fund may depart from its principal investment strategies by making short-term investments in cash, cash equivalents and high-quality, short-term debt securities and money market instruments in response to adverse market, economic, political or other conditions.  This may result in the Fund not achieving its investment objective.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Related Risks

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) per share or total return have previously been summarized in the Fund’s “Summary Section.”  These risks are discussed in more detail below.

Equity Risk.  There is a possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

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Growth-Style Investing Risk.  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.  Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.  The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Management Risk.  Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Options Risk.   Writing call options is a highly specialized activity and entails greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities markets.  A Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.  By writing (or selling) a call option, the Fund loses the potential for gain on the underlying security above the exercise price.  If the call option is exercised, the Fund misses out on any gain from an increase in the market price over the exercise price.  Selling options on portfolio securities is also likely to result in a higher portfolio turnover rate.

Non-U.S. Investment Risk.  Investments in foreign securities are subject to special risks.  The Fund’s returns and NAV may be affected by several factors, including those described below.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

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Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. A list of the Fund’s top ten portfolio holdings and top sectors as of each calendar quarter-end is available on the Fund’s website approximately five to ten business days after the calendar quarter-end.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available upon request approximately five to ten business days after the calendar quarter-end by calling 1-866-205-0523.  The annual and semi-annual reports are available by contacting the Capital Advisors Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by calling 1-866-205-0523 and on the SEC’s website at www.sec.gov.

MANAGEMENT

Investment Advisor

Capital Advisors, Inc., founded in 1978, is the investment advisor to the Fund.  The Advisor’s address is 2200 South Utica Place, Suite 150, Tulsa, Oklahoma 74114.  The Advisor managed assets of approximately $1.434 billion for individual and institutional investors as of January 31, 2015.  The Advisor provides advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.75% based upon the Fund’s average daily net assets.  For the fiscal year ended December 31, 2014, the Advisor received management fees of 0.42% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement between the Trust and the Advisor is included in the Fund’s annual report dated December 31, 2014.

Except for the C Tactical Dynamic Fund, the Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Portfolio Managers

Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, and Channing S. Smith, CFA, Managing Director of Equity Strategies for the Advisor, are co-portfolio managers of the Fund.  Messrs. Goddard and Smith are assisted by an Investment Committee with over 50 years of combined experience in investment management.  Mr. Goddard has been a Research Analyst and Portfolio Manager with the Advisor since 1991.  Mr. Goddard earned a Bachelor of Arts Degree in journalism from the University of Colorado-Boulder.  Mr. Smith has been Vice President/Managing Director and Research Analyst for the Advisor since 2004.  He earned a Master’s degree in Business Administration in 2004 from Southern Methodist University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

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Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive all or a portion of its management fee and pay expenses of the Fund to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% of the Fund’s average daily net assets through at least April 28, 2016.  The term of the Fund’s operating expense limitation agreement is indefinite and it can only be terminated by the Board.  Any reduction in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of Fund shares is the Fund’s NAV per share.  This is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses owed by the Fund.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is the NAV per share next calculated after your order is received in proper form.

The Fund’s NAV per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”).  This is normally 4:00 p.m., Eastern Time.  Fund shares will not be priced on days that the NYSE is closed for trading.  The Fund’s NAV per share may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on the Nasdaq Global Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

How to Buy Shares

You may open a regular Fund account with $5,000 and add to your account at any time with $250 or more.  You may open a retirement plan account with $500 and add to your account at any time with $100 or more.  You also may open a Fund account with $1,000 and make subsequent monthly investments with $100 or more through the Automatic Investment Plan.  The Fund’s minimum investment requirements may be waived for the following types of shareholders:

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•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent (as defined below), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.

You may purchase shares of the Fund by check or wire payment.  All purchases by check must be in U.S. dollars and drawn on a domestic financial institution.  The Fund is not required to issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  Shares of the Fund are not registered outside of the United States.

In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-205-0523 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

By Check

If you are making your first investment in the Fund, simply complete the account application included with this Prospectus and mail it or deliver it via overnight courier (e.g., FedEx) with a check (made payable to “Capital Advisors Growth Fund”) to:

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Regular Mail Capital Advisors Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Capital Advisors Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction.  Detach the stub from the statement and mail it together with a check made payable to “Capital Advisors Growth Fund” to the Fund in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-866-205-0523. If you accepted telephone options on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase. If your order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Wire Payment

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or deliver overnight your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing, your name, and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5207
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C No. 112-952-137
FFC:        Capital Advisors Growth Fund
Shareholder Account Registration
Shareholder Account Number

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If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire payment, you may call the Transfer Agent at 1-866-205-0523.  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through Brokers

You may buy and sell shares of the Fund through certain broker-dealers, financial intermediaries, and investment advisors (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent.  You will pay or receive the next price calculated by the Fund if your Broker receives your order by 4:00 p.m., Eastern Time.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Fund may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $100.  In order to participate in the AIP, your financial institution must be a member of the Automated Clearing House (“ACH”) network.  You may enroll in the AIP by completing the appropriate section in the account application.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  The Fund may terminate or modify this privilege at any time.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the effective date of the next transaction.

Retirement Plan

The Fund offers IRA plans.  To obtain information about opening an IRA account or another type of retirement plan, please call the Transfer Agent at 1-866-205-0523.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

By Mail

You may redeem your shares by sending a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  No redemption request will become effective until all documents have been received in proper form by the Transfer Agent.  Shareholders should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares.  You should send your redemption request to:

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13

Regular Mail Capital Advisors Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Capital Advisors Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone

If you accepted telephone options on your account application, you may redeem shares for amounts up to $100,000 by calling the Transfer Agent at 1-866-205-0523 before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share specific redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from only one owner or authorized person.  Redemption proceeds will be transferred to the bank account you have designated on your account application.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  These procedures may include recording the telephone call and asking the caller for a form of personal identification.  If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0523 for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.

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Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  To participate, complete the SWP section on the regular account application.  If you elect this method of redemption, the Fund will send you a check in the minimum amount of $100 or more as you direct.  You may choose to receive a check each month, calendar quarter or annually, or payments may be sent to a pre-authorized bank account by electronic funds transfer via the ACH network provided your bank is a member.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by writing to the Transfer Agent five business days or more prior to the effective date of the next transaction.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted.  The redemption fee is currently waived on sales of Fund shares effected through the SWP.

Other Information about Redemptions

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.  If you did not purchase your shares by wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio.  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event to you.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Exchange Privilege

As a shareholder, at such time as the Investor Class shares of the C Tactical Dynamic Fund are offered to the public, you will have the privilege of exchanging shares between the Fund and the C Tactical Dynamic Fund.  However, you should note the following:

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•	Exchanges may only be made between like share classes;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•
Before exchanging into the C Tactical Dynamic Fund, read the fund’s description in the separate prospectus.  A copy of the prospectus for the C Tactical Dynamic Fund may be obtained by calling 1-866-205-0523;

•
Exchanges between Funds are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the length of time shares are held, subject to certain limitations on the deductibility of losses;

•
The Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you accepted telephone options, you can make a telephone request to exchange your shares for an additional $5 fee; and

•	The minimum exchange amount between existing accounts invested in the Fund and the C Tactical Dynamic Fund is the minimum subsequent investment amount for your share class and your type of account.

You may make exchanges of your shares between the Fund and the C Tactical Dynamic Fund by telephone, in writing or through your Broker.

Signature Guarantees

A signature guarantee of each owner, from either a Medallion program member or non-Medallion program member, is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	The redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address has been received by the Transfer Agent within the last 30 calendar days; and/or
•	For all redemption requests exceeding $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

The Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Householding

In an effort to decrease costs, Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0523 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has developed policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Redemption Fees
The Fund charges a 2.00% redemption fee on the redemption of Fund shares held for seven days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends and capital gains or to the redemption of shares pursuant to any of the Fund’s systematic plans.  Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for seven days or less, the Fund may not always be able to track short-term trading effected through Brokers in certain omnibus accounts or retirement plans.  In addition, because the Fund is required to rely on information from a Broker as to the applicable redemption fee, the Fund cannot ensure that the Broker is always imposing such fee on the underlying shareholder account in accordance with the Fund’s policies.

The Fund’s redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Fund’s redemption fee will not apply to the following types of transactions:

•	Premature distributions from retirement accounts due to the disability or health of the shareholder;

•	Minimum required distributions from retirement accounts;

•	Redemptions resulting in the settlement of an estate due to the death of the shareholder; and

•	Shares acquired through reinvestment of distributions (dividends and capital gains).

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Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, (the “1940 Act”) Quasar Distributors, LLC (“Quasar”), on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

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Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund’s shares to pay distribution and service fees for the sale, distribution and shareholder servicing of its shares.  The Plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of the Fund’s average daily net assets, which are payable to the Advisor, as Distribution Coordinator.  In general, the Advisor passes on these fees to Brokers to compensate them for their ongoing servicing of Fund shareholders.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payouts or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor.  Such payments and compensation are in addition to services fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December, but the Fund may make an additional payment of dividends or distribution of capital gains if it deems it desirable at another time during the year.

All distributions will be automatically reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; or (3) receive all distributions in cash.  Dividends will be taxable whether received in cash or in additional shares.  If you wish to change your distribution option, write or call the Transfer Agent at least five business days in advance of the distribution payment.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution.  You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in an economic sense, a partial return of capital to you.

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If you elect to receive dividends and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

Tax Consequences

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income (or in some cases as qualified dividend income) depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  A portion of ordinary income dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum federal rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  An additional federal tax of 3.8% applies to the net investment income, which generally includes dividends and capital gains earned from an investment in the Fund, of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Advisor considers the tax effects of its investment decisions to be of secondary importance.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.  Additional information about the taxation of the Fund and its shareholders is contained in the SAI.

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INDEX DESCRIPTIONS

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.  The performance figures reflect all dividends reinvested.

The Russell 1000® Growth Index is a market-cap weighted index of common stocks incorporated in the U.S. and its territories.  This index measures the performance of companies within the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

For a share outstanding throughout the year
	Year Ended December 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$23.97	$19.09	$17.08	$16.95	$15.34

Income from investment operations:
Net investment income	0.13(1)	0.12	0.17	0.11	0.16
Net realized and unrealized gain on investments	2.80	5.41	2.00	0.13	1.61
Total from investment operations	2.93	5.53	2.17	0.24	1.77

Less distributions:
From net investment income	(0.26)	(0.34)	(0.16)	(0.11)	(0.16)
From net realized gain on investments	(2.33)	(0.31)	----	----	----
Total distributions	(2.59)	(0.65)	(0.16)	(0.11)	(0.16)
Redemption fees retained	0.00(1)(2)	----	----	----	----
Net asset value, end of year	$24.31	$23.97	$19.09	$17.08	$16.95

Total return	12.57%	29.10%	12.74%	1.44%	11.54%

Ratios/supplemental data:
Net assets, end of year (thousands)	$39,112	$35,087	$27,843	$24,033	$22,397

Ratio of expenses to average net assets:
Before expense reimbursement and fee waivers	1.58%	1.58%	1.65%	1.74%	1.78%
After expense reimbursement and fee waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before expense reimbursement and fee waivers	0.20%	0.20%	0.51%	0.14%	0.52%
After expense reimbursement and fee waivers	0.53%	0.53%	0.91%	0.63%	1.05%
Portfolio turnover rate	35.90%	41.25%	34.53%	67.31%	130.84%
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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CAPITAL ADVISORS GROWTH FUND
a series of Advisors Series Trust

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”). In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):  The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

The Shareholder Reports and SAI are available free of charge on the Fund’s website at http://www.ciaox.com.  You can obtain free copies of the Shareholder Reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Capital Advisors Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-866-205-0523

You may also request copies of the Shareholder Reports and SAI from the Advisor by contacting them by telephone at (918) 599-0045 or by mail at Capital Advisors, Inc., 2200 South Utica Place, Suite 150, Tulsa, Oklahoma 74114.

You can review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 551-8090.  You can get text-only copies:

•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

•	Free of charge from the Commission’s EDGAR Database on the Commission’s internet website at: www.sec.gov.

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C Tactical Dynamic Fund

a series of Advisors Series Trust

Class A

Trading Symbol: Not available for purchase

Investor Class

Trading Symbol: Not available for purchase

C Tactical Dynamic Fund (the “Fund”) is an open-end mutual fund.  The Fund seeks to achieve long-term capital appreciation.  Capital Advisors, Inc. is the Fund’s investment advisor.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Prospectus
April 30, 2015

C Tactical Dynamic Fund

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SUMMARY SECTION

Investment Objective

C Tactical Dynamic Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Distribution of Fund Shares” section on page 24 of the Fund’s Prospectus and the “Purchase and Redemption of Fund Shares” section on page 33 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%
Other Expenses (1)	0.68%	0.68%
Acquired Fund Fees and Expenses(1)	0.10%	0.10%
Total Annual Fund Operating Expenses	1.73%	1.73%
Less: Fee Waiver(2)	-0.13%	-0.13%
Net Annual Fund Operating Expenses	1.60%	1.60%
(1)
Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year. Effective December 18, 2014, the Fund’s investment strategy was modified to narrow the range of exchange-traded funds in which the Fund invests.  The estimated AFFE above reflects the change in strategy.

(2)
Capital Advisors, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund’s Class A shares and Investor Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least April 28, 2016, and may only be terminated by the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$581	$935	$1,312	$2,369
Investor Class	$163	$532	$926	$2,030

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Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 258.74% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that invests principally in a small number (typically about five) of unaffiliated, broad market exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets (also known as “risk quadrants”): U.S. equity markets, non-U.S. developed markets, emerging markets, and tangible assets markets (natural resources and real estate). U.S. equity markets are represented by “broad stock market” ETFs that invest in a broad spectrum of large-, mid- and small-cap stocks, as well as growth and value investment styles.  Non-U.S. developed markets are represented by ETFs that invest in developed international equity markets broadly, including stocks from multiple different countries and all major industry sectors.  Emerging markets are represented by ETFs that invest in emerging market equities broadly, including stocks from multiple different countries and all major industry sectors.  Tangible assets are represented by ETFs that invest in two sub-sectors of the tangible asset space – natural resources and real estate.  In both cases, selected ETFs will be broadly constructed with multiple sub-sectors of natural resources and real estate.

The Fund invests in broad market ETFs in these quadrants, representing the major risk markets globally, with an ETF position in fixed income and cash that can range from 1% to 90% when the Advisor deems the short-term outlook to be relatively less favorable in a particular quadrant.  Portfolio changes are driven by a quantitative marker called a “moving average.”  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs representing a major risk market are retained in the portfolio when they demonstrate a positive trend, as measured by a moving average indicator, and they are removed when the trend turns negative.  When an ETF for a risk quadrant is removed, its assets are invested in a fixed income or cash EFT, not reallocated to another risk quadrant ETF.  Fixed-income ETFs in which the Fund may invest include, but are not limited to, ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s relative exposure to each of the four risk quadrants — domestic equity, developed international equity, emerging markets, and tangible assets (natural resources and real estate) — is reviewed on a monthly cycle, with each quadrant reviewed during a different week throughout the month.  On the first Friday of the month, the ETF for developed international equities is measured against its intermediate term moving average as of the close of markets on Thursday.  If the price of the ETF is higher than its moving average, suggesting a relatively favorable range of outcomes over the subsequent monthly holding period, the ETF is retained in the portfolio until its next scheduled review.  If the international ETF closes below its moving average on Thursday, it is sold on Friday and replaced with an ETF for short-term fixed income and cash reserves.  On the second Friday of the month the ETF for domestic equities is reviewed according to the same process.  The emerging markets ETF is reviewed on the third Friday of the month, while natural resources and real estate are reviewed together on the fourth Friday.  This discipline is repeated every week to determine the one-month allocation for each of the four quadrants in the portfolio.  The objective is to retain exposure to risk markets when their moving average indicator suggests a relatively favorable short-term outlook, while switching to fixed income and cash when the outlook seems less favorable based on the moving average indicator.  Total exposure across the four global equity markets combined (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 10% to 99% depending on the moving average indicators for each ETF representing one of the four global equity markets.  Under normal market conditions, it is expected that exposure to the each of the global equity markets will be as follows:

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•	U.S. equity markets – 10% or 40%,
•	non-U.S. developed markets – zero or 24%,
•	emerging markets – zero or 15%, and
•	tangible assets markets – zero or 20%.

The Fund may also invest in cash, cash equivalents and money market instruments, including money market funds, for temporary defensive purposes.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk – When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends.  As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends. These risks may be magnified because adjustments in the allocations to ETFs in the portfolio of the Fund occur only once per month and only after a trend has been identified.  As a result, there may be a lag of up to a month after a trend is recognized before the ETF for that market sector can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
ETF Concentration Risk – While the Fund will invest in broadly diversified ETFs, the Fund will only invest in a very limited number (typically only five) of ETFs.  Therefore, the Fund will be subject to the risk that issues relating to any one ETF may have a greater impact on the Fund than if it were more broadly diversified.

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•
Non-U.S. Investment Risk – Investments in foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk – Prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Real Estate Investment Trust (“REIT”) Risk – The Fund’s assets will be allocated to ETFs invested in REITs.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Fixed Income Securities Risks – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Natural Resource Risk – The Fund’s ETFs may invest in natural resources, including, without limitation, energy (including gas and petroleum), precious metals (including gold) and forest and agricultural products.  Natural resource prices can swing sharply in response to, among other things, cyclical economic conditions, political events or the monetary policies of various countries.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a tactical investment strategy to complement a long-term buy and hold strategy within a diversified portfolio; or

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•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s Institutional Class shares’ performance from year to year.  The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of broad measures of market performance.  As of the date of this Prospectus, Class A and the Investor Class had not commenced operations.  For that reason, the performance information below is that of the Fund’s Institutional Class.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown below reflects a prior investment strategy.  The Fund modified its strategy effective December 18, 2014.

Calendar Year Total Return as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.79% for the quarter ended December 31, 2013, and the lowest quarterly return was -3.74% for the quarter ended September 30, 2014.

Average Annual Total Returns (For the periods ended December 31, 2014)	1 Year	Since Inception (8/10/2012)
Institutional Class(1)
Return Before Taxes	-1.60%	3.82%
Return After Taxes on Distributions	-2.40%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-0.25%	2.94%
Blended Index(2) (reflects no deduction for fees, expenses, or taxes)	-0.99%	7.48%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	-4.90%	10.95%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-2.19%	1.36%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	13.69%	19.83%
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	-9.66%	-1.61%
Morningstar Global Allocation Index(3) (reflects no deduction for fees, expenses, or taxes)	3.66%	9.30%
(1)
All classes of the C Tactical Dynamic Fund’s shares are invested in the same portfolio of securities.  Annual returns for Class A shares and Investor Class shares will differ only to the extent the expenses of the classes differ.

(2)	The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500® Index, and S&P Global Natural Resources Index.
(3)
Effective December 18, 2014, the Morningstar Global Allocation Index has replaced the Blended Index, the MSCI Emerging Markets Index and the S&P Global Natural Resources Index as a more appropriate comparative index for the Fund.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  Capital Advisors, Inc. is the investment advisor to the Fund.

Portfolio Managers.  Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, Channing S. Smith, CFA, Managing Director of Equity Strategies for the Advisor, and Monty L. Butts, Managing Director of Credit Strategies for the Advisor, are the co-portfolio managers responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (C Tactical Dynamic Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-866-205-0523 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.  Class A and Investor Class shares of the Fund are not currently available for purchase.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$5,000	$250
Retirement Plan Accounts	$500	$100
Automatic Investment Plan	$1,000	$100

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE

OF PORTFOLIO HOLDINGS

Principal Investment Strategies

The Fund is a “fund of funds” that invests principally in a small number (typically about five) of unaffiliated, broad market exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets (also known as “risk quadrants”):  U.S. equity markets, non-U.S. developed markets, emerging markets, and tangible assets markets (natural resources and real estate). U.S. equity markets are represented by “broad stock market” ETFs that invest in a broad spectrum of large-, mid- and small-cap stocks, as well as growth and value investment styles.  Non-U.S. developed markets are represented by ETFs that invest in developed international equity markets broadly, including stocks from multiple different countries and all major industry sectors.  Emerging markets are represented by ETFs that invest in emerging market equities broadly, including stocks from multiple different countries and all major industry sectors.  Tangible assets are represented by ETFs that invest in two sub-sectors of the tangible asset space – natural resources and real estate.  In both cases, selected ETFs will be broadly constructed with multiple sub-sectors of natural resources and real estate.

The Fund invests in broad market ETFs in each of these quadrants, representing the major risk markets globally, with an ETF position in fixed income and cash that can range from 1% to 90% when the Advisor deems the short-term outlook to be relatively less favorable in a particular quadrant.  Portfolio changes are driven by a quantitative marker called a “moving average.”  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs representing a major risk market are retained in the portfolio when they demonstrate a positive trend, as measured by a moving average indicator, and they are removed when the trend turns negative. When an ETF for a risk quadrant is removed, its assets are invested in a fixed income or cash ETF, not reallocated to another risk quadrant ETF.  This investment methodology seeks to eliminate exposure to ETFs within each equity market demonstrating negative momentum while maintaining exposure to ETFs with positive momentum.  By utilizing this investment methodology, the Fund aims to avoid at least a portion of the losses that can accrue to buy-and-hold investment strategies during bear markets.  Fixed-income ETFs in which the Fund may invest include, but are not limited to, ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s relative exposure to each of the four risk quadrants — domestic equity, developed international equity, emerging markets, and tangible assets (natural resources and real estate) — is reviewed on a monthly cycle, with each quadrant reviewed during a different week throughout the month.  On the first Friday of the month, the ETF for developed international equities is measured against its intermediate term moving average as of the close of markets on Thursday.  If the price of the ETF is higher than its moving average, suggesting a relatively favorable range of outcomes over the subsequent monthly holding period, the ETF is retained in the portfolio until its next scheduled review.  If the international ETF closes below its moving average on Thursday, it is sold on Friday and replaced with an ETF for short-term fixed income and cash reserves.  On the second Friday of the month the ETF for domestic equities is reviewed according to the same process.  The emerging markets ETF is reviewed on the third Friday of the month, while natural resources and real estate are reviewed together on the fourth Friday.  This discipline is repeated every week to determine the one-month allocation for each of the four quadrants in the portfolio.  The objective is to retain exposure to risk markets when their moving average indicator suggests a relatively favorable short-term outlook, while switching to fixed income and cash when the outlook seems less favorable based on the moving average indicator.  Total exposure across the four global equity markets combined (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 10% to 99% depending on the moving average indicators for each ETF representing one of the four global equity markets.  Under normal market conditions, it is expected that exposure to the each of the global equity markets will be as follows:

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•           U.S. equity markets – 10% or 40%,
•           non-U.S. developed markets – zero or 24%,
•           emerging markets – zero or 15%, and
•           tangible assets markets – zero or 20%.

Temporary Defensive Strategy
In response to adverse market, economic, political or other conditions, the Fund may, on a temporary basis, hold cash or invest up to 90% of its assets in money-market instruments including money market funds, obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit.  Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund.  In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Related Risks

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) per share or total return have previously been summarized in the Fund’s “Summary Section.”  These risks are discussed in more detail below.

Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk.  Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

ETF Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  The Fund also will incur brokerage costs when it purchases ETFs.

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Trend Following Risk.  The Fund's trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends. As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends. These risks may be magnified because adjustments in the allocations to ETFs in the portfolio of the Fund occur only once per month and only after a trend has been identified.  As a result, there may be a lag of up to a month after a trend is recognized before the ETF for that market sector can be adjusted.

Model Risk. The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.  All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.

ETF Concentration Risk.  While the Fund will invest in broadly diversified ETFs, the Fund will only invest in a very limited number (typically only five) of ETFs.  Therefore, the Fund will be subject to the risk that issues relating to any one ETF may have a greater impact on the Fund than if it were more broadly diversified.

Non-U.S. Investment Risk.  The Fund will invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  The Fund’s returns and NAV may be affected by several factors, including those described below.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Emerging Markets Risk. Prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Commodities Risk. The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

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REIT Risk. The Fund’s assets will be allocated to ETFs invested in REITs. Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  REITs are subject to complex tax qualification and compliance rules.  In addition, REITs have their own expenses, and the Funds will indirectly bear a proportionate share of those expenses through the Fund’s investments in ETFs investing in REITs.

Fixed Income Securities Risks. The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Fixed income security prices generally rise when interest rates decline and decline when interest rates rise.  If interest rates increase, the value of fixed income securities held by the ETFs may decrease.  The longer the duration of a fixed income security, the more a change in interest rates affects the security’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

Natural Resources Risk.  The Fund’s ETFs may invest in natural resources, including, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. Natural resource prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in a limited number of natural-resource-producing countries may have a direct effect on the commercialization of natural resources, and consequently, on their prices. For example, the vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia.

Substantially all the natural resource companies in which the Fund’s ETFs may invest could be located in foreign countries, including emerging markets, and may be small capitalization companies. The Fund’s ETFs also incur storage costs for bullion and coins.

Portfolio Turnover Risk.  Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund.  High portfolio turnover may increase the level of short-term capital gains.  To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gains on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates.  Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

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Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. A list of the Fund’s top ten portfolio holdings and top sectors as of each calendar quarter-end is available on the Fund’s website approximately five to ten business days after the calendar quarter-end.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available upon request approximately five to ten business days after the calendar quarter-end by calling 1-866-205-0523.  The annual and semi-annual reports are available by contacting the C Tactical Dynamic Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by calling 1-866-205-0523 and on the SEC’s website at www.sec.gov.

MANAGEMENT

Investment Advisor

Capital Advisors, Inc., founded in 1978, is the investment advisor to the Fund.  The Advisor’s address is 2200 South Utica Place, Suite 150, Tulsa, Oklahoma 74114.  The Advisor managed assets of approximately $1.434 billion for individual and institutional investors as of January 31, 2015.  The Advisor provides advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.70% on the first $250 million of the Fund’s average daily net assets, 0.65% on the next $250 million, 0.60% on the next $500 million and 0.55% on assets greater than $1 billion.  For the fiscal year ended December 31, 2014, the Advisor received management fees of 0.57% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement between the Trust and the Advisor is included in the Fund’s annual report dated December 31, 2014.

Except for the Capital Advisors Growth Fund, the Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Portfolio Managers

Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, Channing S. Smith, CFA, Managing Director of Equity Strategies for the Advisor, and Monty L. Butts, Managing Director of Credit Strategies for the Advisor, are co-portfolio managers of the Fund.  Mr. Goddard has been a Research Analyst and Portfolio Manager with the Advisor since 1991.  Mr. Goddard earned a Bachelor of Arts degree in journalism from the University of Colorado-Boulder.  Mr. Smith has been Vice President/Managing Director and Research Analyst for the Advisor since 2004.  He earned a Master’s degree in Business Administration in 2004 from Southern Methodist University.  Mr. Butts joined the Advisor in 1988 after spending twelve years at the Bank of Oklahoma where he was responsible for fixed income advisory services.  Mr. Butts attended Oklahoma State University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

Similarly Managed Account Performance

The Fund is managed in a manner that is substantially similar to other accounts (collectively, the “Composite”) managed by the Advisor using the C Tactical Dynamic Allocation Strategy.  The Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the Composite as indicative of the future performance of the Fund.

The following table sets forth performance data relating to the historical performance of the Composite which represents the separate accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to that of the Fund.  As of January 31, 2015, the Composite was comprised of 220 accounts and had assets of over $43 million.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Fund.  The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Advisor’s Composite could have been adversely affected if the Composite had been regulated as investment companies under the federal securities laws.  The method used to calculate the Composite’s performance differs from the U.S. Securities and Exchange Commission’s standardized method of calculating performance, and may produce different results.

	As of December 31, 2014 (annualized)
	One Year	Three Years	Since Inception 9/30/2009
C Tactical Dynamic Allocation Strategy (net of fees)	3.99%	7.24%	6.15%
Morningstar Global Allocation Index	3.66%	9.61%	7.73%

The Composite’s returns are presented net of all fees and expenses, including management fees of up to 1.00% and investment expenses, other than custodial fees, if any.  Performance results include the reinvestment of all interest, distributions and other earnings and takes into account realized and unrealized gains and losses.  The performance returns presented are returns before taxes, if any.  The Composite includes both tax-exempt and taxable accounts.

The fees and expenses of the Composite differ from the fees and expenses of the Fund.  The fees and expenses associated with an investment in the Composite are lower than the fees and expenses (after taking into account the Expense Cap) than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Fund.  Accordingly, if the Composite’s fees and expenses were adjusted for the Fund’s fees and expenses, its performance would have been lower than shown.

The Advisor claims compliance with the Global Investment Performance Standards (GIPS®) and has been independently verified by ACA Verification Services, LLC for the periods from January 1, 2007 through December 31, 2013.  The verification reports are available upon request to the Advisor at 1-866-205-0523.  Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  Verification does not ensure the accuracy of any specific composite presentation.

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Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive all or a portion of its management fee and pay expenses of the Fund to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund’s Class A and Investor Class shares through at least April 28, 2016.  The term of the Fund’s operating expense limitation agreement is indefinite and it can only be terminated by the Board.  Any reduction in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Description of Share Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered three classes of shares – Class A, Investor Class and Institutional Class.  This Prospectus offers Class A and Investor Class shares only; however, Class A and Investor Class shares are not currently available for purchase.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Class A shares are charged a front-end sales load of up to 4.25% as a percentage of the offering price.  Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”).

•
Investor Class shares are charged a 0.25% Rule 12b-1 distribution and servicing fee.   Investor Class shares do not impose a sales charge or CDSC. If you purchase Investor Class shares, you will pay the NAV per share next determined after your order is received.

•
Institutional Class shares do not impose a sales charge, CDSC or a Rule 12b-1 distribution and servicing fee. If you purchase Institutional Class shares, you will pay the NAV per share next determined after your order is received.

Pricing of Fund Shares

The price of Fund shares is the Fund’s NAV per share, plus any applicable sales charge.  This is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses owed by the Fund.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is the NAV per share, plus any applicable sales charge, next calculated after your order is received in proper form.

The Fund’s NAV per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”).  This is normally 4:00 p.m., Eastern Time.  Fund shares will not be priced on days that the NYSE is closed for trading.  The Fund’s NAV per share may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

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Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on the Nasdaq Global Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

How to Buy Shares

For Class A and Investor Class shares, you may open a regular Fund account with $5,000 and add to your account at any time with $250 or more.  You may open a retirement plan account with $500 and add to your account at any time with $100 or more.  You also may open a Fund account with $1,000 and make subsequent monthly investments with $100 or more through the Automatic Investment Plan.  The Fund’s minimum investment requirements may be waived for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent (as defined below), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.

You may purchase shares of the Fund by check or wire payment.  All purchases by check must be in U.S. dollars and drawn on a domestic financial institution.  The Fund is not required to issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  Shares of the Fund are not registered outside of the United States.

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In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-205-0523 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

By Check

If you are making your first investment in the Fund, simply complete the account application included with this Prospectus and mail it or deliver it via overnight courier (e.g., FedEx) with a check (made payable to “C Tactical Dynamic Fund”) to:

Regular Mail C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction.  Detach the stub from the statement and mail it together with a check made payable to “C Tactical Dynamic Fund” to the Fund in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-866-205-0523. If you accepted telephone options on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.

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Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Wire Payment

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or deliver overnight your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing, your name, and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5207
ABA No. 075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C No. 112-952-137
FFC:        C Tactical Dynamic Fund
Shareholder Account Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire payment, you may call the Transfer Agent at 1-866-205-0523.  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through Brokers

You may buy and sell shares of the Fund through certain broker-dealers, financial intermediaries, and investment advisors (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent.  You will pay or receive the next price calculated by the Fund if your Broker receives your order by 4:00 p.m., Eastern Time.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Fund may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $100.  In order to participate in the AIP, your financial institution must be a member of the Automated Clearing House (“ACH”) network.  You may enroll in the AIP by completing the appropriate section in the account application.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  The Fund may terminate or modify this privilege at any time.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the effective date of the next transaction.

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Retirement Plan

The Fund offers IRA plans.  To obtain information about opening an IRA or another type of retirement plan, please call the Transfer Agent at 1-866-205-0523.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

By Mail

You may redeem your shares by sending a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  No redemption request will become effective until all documents have been received in proper form by the Transfer Agent.  Shareholders should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares.  You should send your redemption request to:

Regular Mail C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone

If you accepted telephone options on your account application, you may redeem shares for amounts up to $100,000 by calling the Transfer Agent at 1-866-205-0523 before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share specific redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Redemption proceeds will be transferred to the bank account you have designated on your account application.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  These procedures may include recording the telephone call and asking the caller for a form of personal identification.  If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0523 for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  To participate, complete the SWP section on the regular account application.  If you elect this method of redemption, the Fund will send you a check in the minimum amount of $100 or more as you direct.  You may choose to receive a check each month, calendar quarter or annually, or payments may be sent to a pre-authorized bank account by electronic funds transfer via the ACH network provided your bank is a member.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by writing to the Transfer Agent five business days or more prior to the effective date of the next transaction.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted.  The redemption fee is currently waived on sales of Fund shares effected through the SWP.

Other Information about Redemptions

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.  If you did not purchase your shares by wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

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The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio.  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event to you.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Fund and the Capital Advisors Growth Fund.  However, you should note the following:

•	Exchanges may only be made between like share classes;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•
Before exchanging into Capital Advisors Growth Fund, read the fund’s description in the separate prospectus.  A copy of the prospectus for the Capital Advisors Growth Fund may be obtained by calling 1-866-205-0523;

•
Exchanges between Funds are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the length of time shares are held, subject to certain limitations on the deductibility of losses;

•
The Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you have accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee;

•	Redemption fees will not be assessed when an exchange occurs between each fund; and

•
The minimum exchange amount between existing accounts invested in the Fund and the Capital Advisors Growth Fund is the minimum subsequent investment amount for your share class and your type of account.

You may make exchanges of your shares between the Fund and the Capital Advisors Growth Fund by telephone, in writing or through your Broker.

Signature Guarantees

A signature guarantee of each owner, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	When ownership is being changed on your account;

•	The redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address has been received by the Transfer Agent within the last 30 calendar days; and/or
•	For all redemption requests exceeding $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

The Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0523 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has developed policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Redemption Fees
The Fund charges a 1.00% redemption fee on the redemption of Fund shares held for 30 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends and capital gains or to the redemption of shares pursuant to any of the Fund’s systematic plans.  Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for thirty days or less, the Fund may not always be able to track short-term trading effected through Brokers in certain omnibus accounts or retirement plans.  In addition, because the Fund is required to rely on information from a Broker as to the applicable redemption fee, the Fund cannot ensure that the Broker is always imposing such fee on the underlying shareholder account in accordance with the Fund’s policies.

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The Fund’s redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Fund’s redemption fee will not apply to the following types of transactions:

•	Premature distributions from retirement accounts due to the disability or health of the shareholder;
•	Minimum required distributions from retirement accounts;
•	Redemptions resulting in the settlement of an estate due to the death of the shareholder; and
•	Shares acquired through reinvestment of distributions (dividends and capital gains).

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, (the “1940 Act”) Quasar Distributors, LLC (“Quasar”), on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

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More information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund’s Class A and Investor Class shares to pay distribution and service fees for the sale, distribution and shareholder servicing of its shares.  The Plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A and Investor Class shares, which are payable to the Advisor, as Distribution Coordinator.  In general, the Advisor passes on these fees to Brokers to compensate them for their ongoing servicing of Fund shareholders.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

More About Class A Shares

Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets, which are assessed against the shares of the Fund.

If you purchase Class A shares of the Fund you will pay the public offering price (“POP”) which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is calculated as follows:

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Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Offering Price
Less than $50,000	4.25%	4.44%	4.25%
$50,000 to $99,999	4.00%	4.17%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.50%
$250,000 to $499,999	2.50%	2.56%	2.50%
$500,000 to $999,999	2.00%	2.04%	2.00%
$1,000,000 to $2,999,999	0.00%(2)	0.00%(2)	0.75%
$3,000,000 to $9,999,999	0.00%(2)	0.00%(2)	0.50%
$10,000,000 or more	0.00%(2)	0.00%(2)	0.25%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
If you purchase $1 million worth of shares or more, you will pay no initial sales load.  However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of up to 0.75% of the value of the Class A shares when they were purchased.  Your actual contingent deferred sales load will equal the commission (dealer reallowance) paid to the dealer in connection with the purchase of the shares redeemed (for example, if you purchase $3,000,000 of Class A shares and redeem them within 18 months of their purchase, you will pay a contingent deferred sales load equal to 0.50% of the value of the shares when they were purchased).

Class A Sales Charge Reductions and Waivers
You may be able to reduce the sales charge on Class A shares of the Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.  The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions:  You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from the Fund.

Account Reinstatement:  You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 120 days of the date of the redemption.  To reinvest in Class A shares at NAV (without paying a sales charge), you must notify the Fund in writing or notify your financial intermediary.

Letter of Intent (“LOI”):  By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds.  The investment must satisfy the initial purchase agreement.  Reinvested distributions do not count as purchases made during this period.  The Fund will hold in escrow shares equal to approximately 4.25% of the amount of shares you indicate in the LOI.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

Rights of Accumulation (“ROA”):  You may combine the value at the current public offering price of Class A shares of the Fund with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase.  The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment.  ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.

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You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.  The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain individual retirement accounts.

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.  In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.  Eligible accounts include those registered in the name of your financial intermediary through which you own shares in the Fund.

Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Advisor and its affiliates.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Fund/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the distributor that allows for load-waived Class A shares purchases.

More information regarding the Fund’s sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Fund’s website: www.t-shares.com.  Click on “Breakpoints and Sales Loads.”

Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payouts or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor.  Such payments and compensation are in addition to services fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

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DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December, but the Fund may make an additional payment of dividends or distribution of capital gains if it deems it desirable at another time during the year.

All distributions will be automatically reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; or (3) receive all distributions in cash.  Dividends will be taxable whether received in cash or in additional shares.  If you wish to change your distribution option, write or call the Transfer Agent at least five business days in advance of the distribution payment.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution.  You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in an economic sense, a partial return of capital to you.

If you elect to receive dividends and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

Tax Consequences

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income (or in some cases as qualified dividend income) depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  A portion of ordinary income dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum federal rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  An additional federal tax of 3.8% applies to net investment income (which generally will include dividends and capital gains from the Fund) of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

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By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Advisor does not consider the tax effects of its investment decisions to be of primary importance.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.  Tax consequences are not the primary consideration of the Fund in making its investment decisions.  Additional information about the taxation of the Fund and its shareholders is contained in the SAI.

INDEX DESCRIPTIONS

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500® Index, and S&P Global Natural Resources Index.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

The Morningstar Global Allocation Index represents a multi-asset-class portfolio of 60% global equities and 40% global bonds, with the allocation within each broad asset class determined by Morningstar’s asset allocation methodology and represented by Morningstar core equity and fixed income indexes.

The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities that meet specific investability requirements across three primary commodity-related sectors:  agribusiness, energy, and metals and mining.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  However, because the Fund’s Class A and Investor Class shares have not yet commenced operations, there are no related financial highlights.  The table below illustrates the financial performance of the Fund’s Institutional Class shares for the period shown as the information would be substantially the same for Class A and Investor Class shares since such shares are invested in the same portfolio of securities as Institutional Class shares.  The annual returns for each class would differ only to the extent that the classes do not have the same fees and expenses.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

Institutional Class Shares	Fiscal Year Ended December 31,		August 10, 2012* through December 31, 2012
	2014	2013
Net asset value, beginning of period	$16.54	$15.50	$15.00

Income from investment operations:
Net investment income	0.08(3)	0.07(3)	0.06
Net realized and unrealized gain/(loss) on investments	(0.35)	1.04	0.50
Total from investment operations	(0.27)	1.11	0.56

Less distributions:
From net investment income	(0.08)	(0.07)	(0.06)
From net realized gain on investments	(0.47)	--	--
Total distributions	(0.55)	(0.07)	(0.06)
Redemption fees retained	0.00(3)(4)	0.00(3)(4)	-----
Net asset value, end of period	$15.72	$16.54	$15.50

Total return	-1.60%	7.16%	3.73%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$22,904	$24,121	$17,158
Ratio of expenses to average net assets (b):
Before expense reimbursement and fee waivers	1.38%	1.41%	1.97%(1)
After expense reimbursement and fee waivers	1.25%	1.25%	1.25%(1)
Ratio of net investment income to average net assets(a):
Before expense reimbursement and fee waivers	0.34%	0.31%	0.51%(1)
After expense reimbursement and fee waivers	0.47%	0.47%	1.23%(1)
Portfolio turnover rate	258.74%	187.82%	103.81%(2)

*Commencement of operations.
(1) Annualized.
(2) Not annualized.
(3) Based on average shares outstanding.
(4) Amount is less than $0.01.
(a) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(b) Does not include expenses of the investment companies in which the Fund invests.

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

C Tactical Dynamic Fund
a series of Advisors Series Trust

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”). In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):  The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

The Shareholder Reports and SAI are available free of charge on the Fund’s website at http://www.t-shares.com.  You can obtain free copies of the Shareholder Reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

C Tactical Dynamic Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-866-205-0523

You may also request copies of the Shareholder Reports and SAI from the Advisor by contacting them by telephone at (918) 599-0045 or by mail at Capital Advisors, Inc., 2200 South Utica Place, Suite 150, Tulsa, Oklahoma 74114.

You can review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 551-8090.  You can get text-only copies:

•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

•	Free of charge from the Commission’s EDGAR Database on the Commission’s internet website at: www.sec.gov.

Table of Contents - Prospectus (C Tactical Dynamic Fund Class A)

C Tactical Dynamic Fund

a series of Advisors Series Trust

Institutional Class

Trading Symbol: TGIFX

C Tactical Dynamic Fund (the “Fund”) is an open-end mutual fund.  The Fund seeks to achieve long-term capital appreciation.  Capital Advisors, Inc. is the Fund’s investment advisor.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Prospectus
April 30, 2015

C Tactical Dynamic Fund

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SUMMARY SECTION

Investment Objective

C Tactical Dynamic Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.68%
Acquired Fund Fees and Expenses(1)	0.10%
Total Annual Fund Operating Expenses(2)	1.48%
Less: Fee Waiver(3)	-0.13%
Net Annual Fund Operating Expenses	1.35%
(1)
Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year.  Effective December 18, 2014, the Fund’s investment strategy was modified to narrow the range of exchange-traded funds in which the Fund invests.  The estimated AFFE above reflects the change in strategy.

(2)
Total Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets Before Expense Reimbursement and Fee Waivers” found in the Financial Highlights, which reflects the Fund’s operating expenses and does not include AFFE.

(3)
Capital Advisors, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Fund’s Institutional Class shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least April 28, 2016, and may only be terminated by the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$455	$796	$1,757

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 258.74% of the average value of its portfolio.

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Principal Investment Strategies

The Fund is a “fund of funds” that invests principally in a small number (typically about five) of unaffiliated, broad market exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets (also known as “risk quadrants”): U.S. equity markets, non-U.S. developed markets, emerging markets, and tangible assets markets (natural resources and real estate). U.S. equity markets are represented by “broad stock market” ETFs that invest in a broad spectrum of large-, mid- and small-cap stocks, as well as growth and value investment styles.  Non-U.S. developed markets are represented by ETFs that invest in developed international equity markets broadly, including stocks from multiple different countries and all major industry sectors.  Emerging markets are represented by ETFs that invest in emerging market equities broadly, including stocks from multiple different countries and all major industry sectors.  Tangible assets are represented by ETFs that invest in two sub-sectors of the tangible asset space – natural resources and real estate.  In both cases, selected ETFs will be broadly constructed with multiple sub-sectors of natural resources and real estate.

The Fund invests in broad market ETFs in these quadrants, representing the major risk markets globally, with an ETF position in fixed income and cash that can range from 1% to 90% when the Advisor deems the short-term outlook to be relatively less favorable in a particular quadrant.  Portfolio changes are driven by a quantitative marker called a “moving average.”  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs representing a major risk market are retained in the portfolio when they demonstrate a positive trend, as measured by a moving average indicator, and they are removed when the trend turns negative.  When an ETF for a risk quadrant is removed, its assets are invested in a fixed income or cash ETF, not reallocated to another risk quadrant ETF.  Fixed-income ETFs in which the Fund may invest include, but are not limited to, ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s relative exposure to each of the four risk quadrants — domestic equity, developed international equity, emerging markets, and tangible assets (natural resources and real estate) — is reviewed on a monthly cycle, with each quadrant reviewed during a different week throughout the month.  On the first Friday of the month, the ETF for developed international equities is measured against its intermediate term moving average as of the close of markets on Thursday.  If the price of the ETF is higher than its moving average, suggesting a relatively favorable range of outcomes over the subsequent monthly holding period, the ETF is retained in the portfolio until its next scheduled review.  If the international ETF closes below its moving average on Thursday, it is sold on Friday and replaced with an ETF for short-term fixed income and cash reserves.  On the second Friday of the month the ETF for domestic equities is reviewed according to the same process.  The emerging markets ETF is reviewed on the third Friday of the month, while natural resources and real estate are reviewed together on the fourth Friday.  This discipline is repeated every week to determine the one-month allocation for each of the four quadrants in the portfolio.  The objective is to retain exposure to risk markets when their moving average indicator suggests a relatively favorable short-term outlook, while switching to fixed income and cash when the outlook seems less favorable based on the moving average indicator.  Total exposure across the four global equity markets combined (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 10% to 99% depending on the moving average indicators for each ETF representing one of the four global equity markets.  Under normal market conditions, it is expected that exposure to the each of the global equity markets will be as follows:

•	U.S. equity markets – 10% or 40%,
•	non-U.S. developed markets – zero or 24%,

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•	emerging markets – zero or 15%, and
•	tangible assets markets – zero or 20%.

The Fund may also invest in cash, cash equivalents and money market instruments, including money market funds, for temporary defensive purposes.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk – When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace.  While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends.  As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends.  The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends.  These risks may be magnified because adjustments in the allocations to ETFs in portfolio of the Fund occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the ETF for that market sector can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
ETF Concentration Risk – While the Fund will invest in broadly diversified ETFs, the Fund will only invest in a very limited number (typically only five) of ETFs.  Therefore, the Fund will be subject to the risk that issues relating to any one ETF may have a greater impact on the Fund than if it were more broadly diversified.

•
Non-U.S. Investment Risk – Investments in foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

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•
Emerging Markets Risk – Prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Real Estate Investment Trust (“REIT”) Risk – The Fund’s assets will be allocated to ETFs invested in REITs.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Fixed Income Securities Risks – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Natural Resource Risk – The Fund’s ETFs may invest in natural resources, including, without limitation, energy (including gas and petroleum), precious metals (including gold) and forest and agricultural products.  Natural resource prices can swing sharply in response to, among other things, cyclical economic conditions, political events or the monetary policies of various countries.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a tactical investment strategy to complement a long-term buy and hold strategy within a diversified portfolio; or

•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

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Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s Institutional Class shares’ performance from year to year.  The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown below reflects a prior investment strategy.  The Fund modified its strategy effective December 18, 2014.

Calendar Year Total Return as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.79% for the quarter ended December 31, 2013, and the lowest quarterly return was -3.74% for the quarter ended September 30, 2014.

Average Annual Total Returns (For the periods ended December 31, 2014)	1 Year	Since Inception (8/10/2012)
Institutional Class
Return Before Taxes	-1.60%	3.82%
Return After Taxes on Distributions	-2.40%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-0.25%	2.94%
Blended Index(1) (reflects no deduction for fees, expenses, or taxes)	-0.99%	7.48%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	-4.90%	10.95%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-2.19%	1.36%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	13.69%	19.83%
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	-9.66%	-1.61%
Morningstar Global Allocation Index(2) (reflects no deduction for fees, expenses, or taxes)	3.66%	9.30%
(1)	The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500® Index, and S&P Global Natural Resources Index.
(2)
Effective December 18, 2014, the Morningstar Global Allocation Index has replaced the Blended Index, MSCI Emerging Markets Index and the S&P Global Natural Resources Index as a more appropriate comparative index for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

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Management
Investment Advisor.  Capital Advisors, Inc. is the investment advisor to the Fund.

Portfolio Managers.  Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, Channing S. Smith, CFA, Managing Director of Equity Strategies for the Advisor, and Monty L. Butts, Managing Director of Credit Strategies for the Advisor, are the co-portfolio managers responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (C Tactical Dynamic Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-866-205-0523 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.  The Advisor will waive the minimum investment amount for any investor until such time as the Fund's assets under management reach $100 million.

Type of Account	To Open Your Account	To Add to Your Account
All Accounts	$100,000	Any Amount

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE
OF PORTFOLIO HOLDINGS

Principal Investment Strategies

The Fund is a “fund of funds” that invests principally in a small number (typically about five) of unaffiliated, broad market exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets (also known as “risk quadrants”): U.S. equity markets, non-U.S. developed markets, emerging markets, and tangible assets markets (natural resources and real estate). U.S. equity markets are represented by “broad stock market” ETFs that invest in a broad spectrum of large-, mid- and small-cap stocks, as well as growth and value investment styles.  Non-U.S. developed markets are represented by ETFs that invest in developed international equity markets broadly, including stocks from multiple different countries and all major industry sectors.  Emerging markets are represented by ETFs that invest in emerging market equities broadly, including stocks from multiple different countries and all major industry sectors.  Tangible assets are represented by ETFs that invest in two sub-sectors of the tangible asset space – natural resources and real estate.  In both cases, selected ETFs will be broadly constructed with multiple sub-sectors of natural resources and real estate.

The Fund invests in broad market ETFs representing the major risk markets globally, with an ETF position in fixed income and cash that can range from 1% to 90% when the Advisor deems the short-term outlook to be relatively less favorable in a particular quadrant.  Portfolio changes are driven by a quantitative marker called a “moving average.”  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs representing a major risk market are retained in the portfolio when they demonstrate a positive trend, as measured by a moving average indicator, and they are removed when the trend turns negative.   This investment methodology seeks to eliminate exposure to ETFs within each equity market demonstrating negative momentum while maintaining exposure to ETFs with positive momentum.  By utilizing this investment methodology, the Fund aims to avoid at least a portion of the losses that can accrue to buy-and-hold investment strategies during bear markets.  Fixed-income ETFs in which the Fund may invest include, but are not limited to, ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s relative exposure to each of the four risk quadrants — domestic equity, developed international equity, emerging markets, and tangible assets (natural resources and real estate) — is reviewed on a monthly cycle, with each quadrant reviewed during a different week throughout the month.  On the first Friday of the month, the ETF for developed international equities is measured against its intermediate term moving average as of the close of markets on Thursday.  If the price of the ETF is higher than its moving average, suggesting a relatively favorable range of outcomes over the subsequent monthly holding period, the ETF is retained in the portfolio until its next scheduled review.  If the international ETF closes below its moving average on Thursday, it is sold on Friday and replaced with an ETF for short-term fixed income and cash reserves.  On the second Friday of the month the ETF for domestic equities is reviewed according to the same process.  The emerging markets ETF is reviewed on the third Friday of the month, while natural resources and real estate are reviewed together on the fourth Friday.  This discipline is repeated every week to determine the one-month allocation for each of the four quadrants in the portfolio.  The objective is to retain exposure to risk markets when their moving average indicator suggests a relatively favorable short-term outlook, while switching to fixed income and cash when the outlook seems less favorable based on the moving average indicator.  Total exposure across the four global equity markets combined (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 10% to 99% depending on the moving average indicators for each ETF representing one of the four global equity markets.  Under normal market conditions, it is expected that exposure to the each of the global equity markets will be as follows:

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•	U.S. equity markets – 10% or 40%,
•	non-U.S. developed markets – zero or 24%,
•	emerging markets – zero or 15%, and
•	tangible assets markets – zero or 20%.

Temporary Defensive Strategy
In response to adverse market, economic, political or other conditions, the Fund may, on a temporary basis, hold cash or invest up to 90% of its assets in money-market instruments including money market funds, obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit.  Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund.  In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Related Risks

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) per share or total return have previously been summarized in the Fund’s “Summary Section.”  These risks are discussed in more detail below.

Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk.  Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

ETF Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  The Fund also will incur brokerage costs when it purchases ETFs.

Trend Following Risk.  The Fund's trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends. As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends.  The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends.  These risks may be magnified because adjustments in the allocations to ETFs in the portfolio of the Fund occur only once per month and only after a trend has been identified.  As a result, there may be a lag of up to a month after a trend is recognized before the ETF for that market sector can be adjusted.

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Model Risk. The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.  All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.

ETF Concentration Risk. While the Fund will invest in broadly diversified ETFs, the Fund will only invest in a very limited number (typically only five) of ETFs.  Therefore, the Fund will be subject to the risk that issues relating to any one ETF may have a greater impact on the Fund than if it were more broadly diversified.

Non-U.S. Investment Risk.  The Fund will invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  The Fund’s returns and NAV may be affected by several factors, including those described below.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Emerging Markets Risk.  Prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Commodities Risk.  The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

REIT Risk. The Fund’s assets will be allocated to ETFs invested in REITs.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  REITs are subject to complex tax qualification and compliance rules.  In addition, REITs have their own expenses, and the Funds will indirectly bear a proportionate share of those expenses through the Fund’s investments in ETFs investing in REITs.

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Fixed Income Securities Risks. The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Fixed income security prices generally rise when interest rates decline and decline when interest rates rise.  If interest rates increase, the value of fixed income securities held by the ETFs may decrease.  The longer the duration of a fixed income security, the more a change in interest rates affects the security’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

Natural Resources Risk.  The Fund’s ETFs may invest in natural resources, including, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. Natural resource prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in a limited number of natural-resource-producing countries may have a direct effect on the commercialization of natural resources, and consequently, on their prices. For example, the vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia.

Substantially all the natural resource companies in which the Fund’s ETFs may invest could be located in foreign countries, including emerging markets, and may be small capitalization companies. The Fund’s ETFs also incur storage costs for bullion and coins.

Portfolio Turnover Risk.  Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund.  High portfolio turnover may increase the level of short-term capital gains.  To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gains on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates.  Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

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Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of the Fund’s top ten portfolio holdings and top sectors as of each calendar quarter-end is available on the Fund’s website approximately five to ten business days after the calendar quarter-end.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available upon request approximately five to ten business days after the calendar quarter-end by calling 1-866-205-0523.  The annual and semi-annual reports are available by contacting the C Tactical Dynamic Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by calling 1-866-205-0523 and on the SEC’s website at www.sec.gov.

MANAGEMENT

Investment Advisor

Capital Advisors, Inc., founded in 1978, is the investment advisor to the Fund.  The Advisor’s address is 2200 South Utica Place, Suite 150, Tulsa, Oklahoma 74114.  The Advisor managed assets of approximately $1.434 billion for individual and institutional investors as of January 31 31, 2015.  The Advisor provides advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.70% on the first $250 million of the Fund’s average daily net assets, 0.65% on the next $250 million, 0.60% on the next $500 million and 0.55% on assets greater than $1 billion.  For the fiscal year ended December 31, 2014, the Advisor received management fees of 0.57% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement between the Trust and the Advisor is included in the Fund’s annual report dated December 31, 2014.

Except for the Capital Advisors Growth Fund, the Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Portfolio Managers

Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, Channing S. Smith, CFA, Managing Director of Equity Strategies for the Advisor, and Monty L. Butts, Managing Director of Credit Strategies for the Advisor, are co-portfolio managers of the Fund.  Mr. Goddard has been a Research Analyst and Portfolio Manager with the Advisor since 1991.  Mr. Goddard earned a Bachelor of Arts degree in journalism from the University of Colorado-Boulder.  Mr. Smith has been Vice President/Managing Director and Research Analyst for the Advisor since 2004.  He earned a Master’s degree in Business Administration in 2004 from Southern Methodist University.  Mr. Butts joined the Advisor in 1988 after spending twelve years at the Bank of Oklahoma where he was responsible for fixed income advisory services.  Mr. Butts attended Oklahoma State University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

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Similarly Managed Account Performance

The Fund is managed in a manner that is substantially similar to other accounts (collectively, the “Composite”) managed by the Advisor using the C Tactical Dynamic Allocation Strategy.  The Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the Composite as indicative of the future performance of the Fund.

The following table sets forth performance data relating to the historical performance of the Composite which represents the separate accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to that of the Fund.  As of January 31, 2015, the Composite was comprised of 220 accounts and had assets of over $43 million.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Fund.  The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Advisor’s Composite could have been adversely affected if the Composite had been regulated as investment companies under the federal securities laws.  The method used to calculate the Composite’s performance differs from the U.S. Securities and Exchange Commission’s standardized method of calculating performance, and may produce different results.

	As of December 31, 2014 (annualized)
	One Year	Three Years	Since Inception 9/30/2009
C Tactical Dynamic Allocation Strategy (net of fees)	3.99%	7.24%	6.15%
Morningstar Global Allocation Index	3.66%	9.61%	7.73%

The Composite’s returns are presented net of all fees and expenses, including management fees of 1.00% and investment expenses, other than custodial fees, if any.  Performance results include the reinvestment of all interest, distributions and other earnings and takes into account realized and unrealized gains and losses.  The performance returns presented are returns before taxes, if any.  The Composite includes both tax-exempt and taxable accounts.

The fees and expenses of the Composite differ from the fees and expenses of the Fund.  The fees and expenses associated with an investment in the Composite are lower than the fees and expenses (after taking into account the Expense Cap) than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Fund.  Accordingly, if the Composite’s fees and expenses were adjusted for the Fund’s fees and expenses, its performance would have been lower than shown.

The Advisor claims compliance with the Global Investment Performance Standards (GIPS®) and has been independently verified by ACA Verification Services, LLC for the periods from January 1, 2007 through December 31, 2013.  The verification reports are available upon request to the Advisor at 1-866-205-0523.  Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  Verification does not ensure the accuracy of any specific composite presentation.

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Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive all or a portion of its management fee and pay expenses of the Fund to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Fund’s Institutional Class shares through at least April 28, 2016.  The term of the Fund’s operating expense limitation agreement is indefinite and it can only be terminated by the Board.  Any reduction in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Description of Share Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered three classes of shares – Institutional Class, Class A and Investor Class.  This Prospectus offers Institutional Class shares only; Class A and Investor Class shares are not currently available for purchase.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Institutional Class shares do not impose a sales charge, contingent deferred sales charge (“CDSC”) or a Rule 12b-1 distribution and servicing fee. If you purchase Institutional Class shares, you will pay the NAV per share next determined after your order is received.

•
Class A shares are charged a front-end sales load of up to 4.25% as a percentage of the offering price.  Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Class A shares do not have a CDSC.

•
Investor Class shares are charged a 0.25% Rule 12b-1 distribution and servicing fee.   Investor Class shares do not impose a sales charge or CDSC.  If you purchase Investor Class shares, you will pay the NAV per share next determined after your order is received.

Pricing of Fund Shares

The price of Fund shares is the Fund’s NAV per share.  This is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses owed by the Fund.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is the NAV per share next calculated after your order is received in proper form.

The Fund’s NAV per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”).  This is normally 4:00 p.m., Eastern Time.  Fund shares will not be priced on days that the NYSE is closed for trading.  The Fund’s NAV per share may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.

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Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on the Nasdaq Global Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

How to Buy Shares

You may open any Institutional Class account with $100,000 and add to your account at any time.  The Advisor will waive the minimum investment amount for any investor until such time as the Fund's assets under management reach $100 million.  The Fund’s minimum investment requirements may also be waived for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent (as defined below), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.

You may purchase shares of the Fund by check or wire payment.  All purchases by check must be in U.S. dollars and drawn on a domestic financial institution.  The Fund is not required to issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  Shares of the Fund are not registered outside of the United States.

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In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-205-0523 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

By Check

If you are making your first investment in the Fund, simply complete the account application included with this Prospectus and mail it or deliver it via overnight courier (e.g., FedEx) with a check (made payable to “C Tactical Dynamic Fund”) to:

Regular Mail C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction.  Detach the stub from the statement and mail it together with a check made payable to “C Tactical Dynamic Fund” to the Fund in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-866-205-0523. If you accepted telephone options on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase. If you order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

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By Wire Payment

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or deliver overnight your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5207
ABA No. 075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C No. 112-952-137
FFC:        C Tactical Dynamic Fund
Shareholder Account Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire payment, you may call the Transfer Agent at 1-866-205-0523.  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through Brokers

You may buy and sell shares of the Fund through certain broker-dealers, financial intermediaries, and investment advisors (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent.  You will pay or receive the next price calculated by the Fund if your Broker receives your order by 4:00 p.m., Eastern Time.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Fund may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $100.  In order to participate in the AIP, your financial institution must be a member of the Automated Clearing House (“ACH”) network.  You may enroll in the AIP by completing the appropriate section in the account application.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  The Fund may terminate or modify this privilege at any time.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the effective date of the next transaction.

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Retirement Plan

The Fund offers IRA plans.  To obtain information about opening an IRA or another type of retirement plan, please call the Transfer Agent at 1-866-205-0523.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

By Mail

You may redeem your shares by sending a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  No redemption request will become effective until all documents have been received in proper form by the Transfer Agent.  Shareholders should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares.  You should send your redemption request to:

Regular Mail C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery C Tactical Dynamic Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202-5207

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone

If you accepted telephone options on your account application, you may redeem shares for amounts up to $100,000 by calling the Transfer Agent at 1-866-205-0523 before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share specific redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Redemption proceeds will be transferred to the bank account you have designated on your account application.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  These procedures may include recording the telephone call and asking the caller for a form of personal identification.  If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0523 for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  To participate, complete the SWP section on the regular account application.  If you elect this method of redemption, the Fund will send you a check in the minimum amount of $100 or more as you direct.  You may choose to receive a check each month, calendar quarter or annually, or payments may be sent to a pre-authorized bank account by electronic funds transfer via the ACH network provided your bank is a member.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by writing to the Transfer Agent five business days or more prior to the effective date of the next transaction.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds any increase in the value of your account (due to asset appreciation or dividends credited to your account, for example), the account ultimately may be depleted.  The redemption fee is currently waived on sales of Fund shares effected through the SWP.

Other Information about Redemptions

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.  If you did not purchase your shares by wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than the minimum investment amount as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than the minimum investment amount before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account above the minimum investment amount before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio.  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event to you.

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Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Signature Guarantees

A signature guarantee of each owner, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	The redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address has been received by the Transfer Agent within the last 30 calendar days; and/or
•	For all redemption requests exceeding $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

The Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0523 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has developed policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

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Redemption Fees
The Fund charges a 1.00% redemption fee on the redemption of Fund shares held for 30 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends and capital gains or to the redemption of shares pursuant to any of the Fund’s systematic plans.  Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for thirty days or less, the Fund may not always be able to track short-term trading effected through Brokers in certain omnibus accounts or retirement plans.  In addition, because the Fund is required to rely on information from a Broker as to the applicable redemption fee, the Fund cannot ensure that the Broker is always imposing such fee on the underlying shareholder account in accordance with the Fund’s policies.

The Fund’s redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Fund’s redemption fee will not apply to the following types of transactions:

•	Premature distributions from retirement accounts due to the disability or health of the shareholder;
•	Minimum required distributions from retirement accounts;
•	Redemptions resulting in the settlement of an estate due to the death of the shareholder; and
•	Shares acquired through reinvestment of distributions (dividends and capital gains).

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, (the “1940 Act”) Quasar Distributors, LLC (“Quasar”), on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

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Fair Value Pricing
The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payouts or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor.  Such payments and compensation are in addition to services fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

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DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December, but the Fund may make an additional payment of dividends or distribution of capital gains if it deems it desirable at another time during the year.

All distributions will be automatically reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; or (3) receive all distributions in cash.  Dividends will be taxable whether received in cash or in additional shares.  If you wish to change your distribution option, write or call the Transfer Agent at least five business days in advance of the distribution payment.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution.  You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in an economic sense, a partial return of capital to you.

If you elect to receive dividends and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

Tax Consequences

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income (or in some cases as qualified dividend income) depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  A portion of ordinary income dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum federal rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  An additional federal tax of 3.8% applies to net investment income (which generally will include dividends and capital gains from the Fund) of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

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By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares, it is a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund. The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Advisor does not consider the tax effects of its investment decisions to be of primary importance.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.  Additional information about the taxation of the Fund and its shareholders is contained in the SAI.

INDEX DESCRIPTIONS

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500® Index, and S&P Global Natural Resources Index.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

The Morningstar Global Allocation Index represents a multi-asset-class portfolio of 60% global equities and 40% global bonds, with the allocation within each broad asset class determined by Morningstar’s asset allocation methodology and represented by Morningstar core equity and fixed income indexes.

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The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities that meet specific investability requirements across three primary commodity-related sectors:  agribusiness, energy, and metals and mining.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

Institutional Class Shares	Fiscal Year Ended December 31,		August 10, 2012* through December 31, 2012
	2014	2013

Net asset value, beginning of period	$16.54	$15.50	$15.00

Income from investment operations:
Net investment income	0.08(3)	0.07(3)	0.06
Net realized and unrealized gain/(loss) on investments	(0.35)	1.04	0.50
Total from investment operations	(0.27)	1.11	0.56

Less distributions:
From net investment income	(0.08)	(0.07)	(0.06)
From net realized gain on investments	(0.47)	-----	-----
Total distributions	(0.55)	(0.07)	(0.06)
Redemption fees retained	0.00(3)(4)	0.00(3)(4)	-----
Net asset value, end of period	$15.72	$16.54	$15.50

Total return	-1.60%	7.16%	3.73%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$22,904	$24,121	$17,158
Ratio of expenses to average net assets (b):
Before expense reimbursement and fee waivers	1.38%	1.41%	1.97%(1)
After expense reimbursement and fee waivers	1.25%	1.25%	1.25%(1)
Ratio of net investment income to average net assets (a):
Before expense reimbursement and fee waivers	0.34%	0.31%	0.51%(1)
After expense reimbursement and fee waivers	0.47%	0.47%	1.23%(1)
Portfolio turnover rate	258.74%	187.82%	103.81%(2)
*Commencement of operations.
(1) Annualized.
(2) Not annualized.
(3) Based on average shares outstanding.
(4) Amount is less than $0.01.
(a) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(b) Does not include expenses of the investment companies in which the Fund invests.

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27

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Table of Contents - Prospectus ( C Tactical Dynamic Fund Institutional Class)
PN-1

C Tactical Dynamic Fund
a series of Advisors Series Trust

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”). In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):  The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

The Shareholder Reports and SAI are available free of charge on the Fund’s website at http://www.t-shares.com.  You can obtain free copies of the Shareholder Reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

C Tactical Dynamic Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-866-205-0523

You may also request copies of the Shareholder Reports and SAI from the Advisor by contacting them by telephone at (918) 599-0045 or by mail at Capital Advisors, Inc., 2200 South Utica Place, Suite 150, Tulsa, Oklahoma 74114.

You can review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 551-8090.  You can get text-only copies:

•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

•	Free of charge from the Commission’s EDGAR Database on the Commission’s internet website at: www.sec.gov.

Table of Contents - Prospectus ( C Tactical Dynamic Fund Institutional Class)

Statement of Additional Information
April 30, 2015

CAPITAL ADVISORS GROWTH FUND (CIAOX)

C TACTICAL DYNAMIC FUND (TGIFX)

Each Fund is a series of Advisors Series Trust

615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-205-0523

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectuses dated April 30, 2015, as may be revised (each a “Prospectus”), for the C Tactical Dynamic Fund and Capital Advisors Growth Fund (each, a “Fund” and together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Capital Advisors, Inc. (the “Advisor”) is the investment advisor to the Funds.  A copy of each Fund’s Prospectus may be obtained by contacting the Funds at the above address or telephone number.

The Funds’ audited financial statements and notes thereto for the fiscal year ended December 31, 2014, are contained in the Funds’ annual report and are incorporated herein by reference into this SAI.  A copy of the annual report may be obtained without charge by calling or writing the Funds as shown above.

Table of Contents - Statement of Additional Information

THE TRUST

The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Capital Advisors Growth Fund commenced operations on December 31, 1999.  The C Tactical Dynamic Fund commenced operations on August 10, 2012.

INVESTMENT POLICIES AND RISKS

The following paragraphs provide more detail regarding the Funds’ investment policies and the associated risks identified in each Fund’s Prospectus.

Diversification
The Funds are diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).  This means that, as to 75% of a Fund’s total assets, (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of a Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, each Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a “diversified” fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Table of Contents - Statement of Additional Information

Risks Associated With Recent Economic Events
The U.S. credit markets have been experiencing above-average volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for some issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Funds.  A significant worsening of the conditions could adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Funds to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Funds and adversely affect the net asset value (“NAV”) of their shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Funds or investments made by the Funds.  Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses.  Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention In Financial Markets Risk
The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Funds invest, or the issuers of such securities, in ways that are unforeseeable.  In unusual circumstances, issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Funds themselves are regulated.  Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment objectives.

C Tactical Dynamic Fund only
Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), as well as subsequent no-action relief granted by the CFTC on November 29, 2012 with respect to “funds of funds,” the Advisor is in the process of determining whether it will be required register as, or to file a notice of exemption from registration as, a “commodity pool operator” with respect to the C Tactical Dynamic Fund.  Rule 4.5 under the CEA requires many advisers that manage funds (including funds of funds) which invest in commodity futures, options and swaps, including securities futures, broad-based stock index futures and financial futures contracts (“Commodity Instruments”), to either (i) register as a commodity pool operator and become subject to registration and regulation under the CEA and the CFTC, or (ii) significantly limit their investments in Commodity Instruments in order to claim an exemption from registration (the “Rule 4.5 exemption”).  The CFTC has stayed the application of these rules pertaining to funds of funds such as the Fund.  Once this stay is lifted, it is expected that the Advisor will have a period of time to determine what action, if any, it is required to take with respect to the Fund.  If the Advisor is required to register as a commodity pool operator as a result of the Fund’s activities, the Fund will be subject to additional regulation as a commodity pool under the CEA, including oversight by the CFTC (the Fund is already subject to regulation as an investment company under the Investment Company Act of 1940, as amended, and oversight by the SEC) and will likely incur additional costs and expenses associated with such regulation and oversight.  If the Advisor is required to file the Rule 4.5 exemption, the Fund will be more limited in the future in its ability to use Commodity Instruments than in the past and these limitations may have a negative impact on the ability of the Advisor to manage the Fund, and on the Fund’s performance.

Table of Contents - Statement of Additional Information

The Capital Advisors Growth Fund invests in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
The Fund may invest in common stocks, preferred stocks, convertible securities; foreign securities traded in the U.S. and American Depositary Receipts (“ADRs”), each of which is subject to certain risks, as discussed below.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

Table of Contents - Statement of Additional Information

Foreign Securities.  The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States, including ADRs.

American Depositary Receipts.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Options on Securities
An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security.  The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components: the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

Call Options on Securities.  The Fund may write covered call options.  When the Fund writes a call option, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.  For a call to be “covered” (i) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

Repurchase Agreements
The Fund may enter into repurchase agreements.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

Table of Contents - Statement of Additional Information

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. Government security.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

The C Tactical Dynamic Fund invests in the following types of investments, each of which is subject to certain risks, as discussed below:

Commodities
The Fund invests in ETFs that provide exposure to various commodities and natural resources.  The prices of commodity based ETFs may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.  As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in the prevailing interest rates.  Conversely, during those same periods, historically the prices of certain commodities, such as oil and metals, have tended to increase.  However, there can be no guarantee of such performance in the future.

Real Estate Investment Trusts (“REITs”)
The Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code.  Each Fund will indirectly bear its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Table of Contents - Statement of Additional Information

Investing in foreign real estate companies makes the Funds more susceptible to risks associated with the ownership of real estate and with the real estate industry in general.  In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.  Foreign real estate companies have their own expenses, and the Funds will bear a proportionate share of those expenses.

Natural Resources
The Fund’s ETFs may invest in companies that derive their value from natural resources, and therefore may be particularly subject to risks affecting those companies.  Natural resources may include, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities.

Natural resource prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries.  In addition, political and economic conditions in a limited number of natural-resource-producing countries may have a direct effect on the commercialization of natural resources, and consequently, on their prices.  For example, the vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia.

Fixed Income Securities
The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Fixed income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed income securities that will be eligible for purchase by the Fund, through its investment in ETFs, include investment grade corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® Ratings Group and those rated Baa or better by Moody’s Investors Service©, Inc. or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.

The ratings for corporate debt securities are described in Appendix A.

Government Obligations
The Fund may invest in ETFs that may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Table of Contents - Statement of Additional Information

Both Funds invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Investment Companies
Each Fund may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act.  This may include investment in money market mutual funds in connection with the Funds’ management of daily cash positions and for defensive temporary purposes.  Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses.  By investing in another investment company, the Funds will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if, among other conditions, (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Funds and all affiliated persons of the Funds; and (ii) the Funds are not proposing to offer or sell any security issued by them through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of affiliated or unaffiliated money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs will involve duplication of management fees and other expenses since the Funds will be investing in another investment company.  In addition, the Funds’ investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Funds invests in ETFs which focus on a particular market segment or industry, the Funds will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

Table of Contents - Statement of Additional Information

As a purchaser of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.  Because the C Tactical Dynamic Fund will only invest in a very limited number of ETFs it may be subject to the risk that issues relating to any one ETF may have a greater impact on the Fund than if it were more broadly diversified.  As such the C Tactical Dynamic Fund may be more susceptible to adverse management, regulatory, legal, compliance or other conditions that impact a particular ETF.

Illiquid Securities
Each Fund may hold up to 15% of the value of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid.  The Advisor will monitor the amount of illiquid securities in the Funds’ portfolio, under the supervision of the Trust’s Board, to ensure compliance with the Funds’ investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Funds might also have to register such restricted securities in order to sell them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust’s Board may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

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Short-Term Investments
The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, a Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.  The Funds may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Risks of Investing in Foreign Securities
Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position.  The internal politics of some foreign countries may not be as stable as those of the United States.  Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners.  If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

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Currency Fluctuations.  The Fund will invest only in securities denominated in U.S. dollars.  For this reason, the value of the Fund’s assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes.  The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.  Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.

Emerging Markets.  The C Tactical Dynamic Fund may invest, through its investment in ETFs, in securities of companies located in developing or emerging markets, which entails not only the risks listed above with respect to investing in foreign securities, but also entails additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Investment Restrictions

Each Fund has adopted the following investment restrictions as fundamental policies that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Each Fund’s investment objective is fundamental.  In addition, the Funds may not:

1.	Issue senior securities, borrow money or pledge its assets.

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

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4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6.
With respect to the Capital Advisors Growth Fund, purchase or sell commodities or commodity futures contracts; and with respect to the C Tactical Dynamic Fund, directly purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the C Tactical Dynamic Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Funds may not:

1.
With respect to the Capital Advisors Growth Fund, invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law; and with respect to the C Tactical Dynamic Fund, invest in any issuer for purposes of exercising control or management.

2.
Hold more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities that are determined by the Board to be liquid).

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  (See “Portfolio Transactions and Brokerage”).

Following are the portfolio turnover rates for each Fund’s two most recent fiscal years ended December 31:

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Portfolio Turnover During Fiscal Years Ended December 31,
	2014	2013
Capital Advisors Growth Fund	35.90%	41.25%
C Tactical Dynamic Fund	258.74%	187.82%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  A list of the Funds’ top ten portfolio holdings and top sectors as of each calendar quarter-end is available on the Funds’ website approximately five to ten business days after the calendar quarter-end.  A complete list of the Funds’ portfolio holdings as of each calendar quarter-end is available upon request approximately five to ten business days after the calendar quarter end by calling 1-866-205-0523.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to U.S. Bancorp Fund Services, LLC (“USBFS”) and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders.  These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

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•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and independent registered public accounting firm (currently, Paul Hastings LLP and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor nor the Funds may receive compensation in connection with the disclosure of information about a Fund’s portfolio securities.  In the event of a conflict between the interests of a Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

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The current Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds.
Donald E. O’Connor (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (33 portfolios).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
George Rebhan (age 80) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 75) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held(3)
Joe D. Redwine(4) (age 67) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 67) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
Douglas G. Hess (age 47) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 53) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 43) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Albert Sosa (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).
Michael L. Ceccato (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).
Michelle M. Nelson, Esq. (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since January 2015.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC (November 2013 to present); Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (December 2004 to November 2013).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of March 31, 2015, the Trust was comprised of 47 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor themselves with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

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Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”),  which are discussed in greater detail under “Board Committees”, below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, and the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

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The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the chairperson of the Audit Committee.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of the Funds’ pricing and financial reporting.  During the Funds’ fiscal year ended December 31, 2014, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  During the fiscal year ended December 31, 2014, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. O’Connor is the Chairman of the Nominating Committee.  During the fiscal year ended December 31, 2014, the Nominating Committee met once with respect to the Funds.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

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Trustee Ownership of Fund Shares and Other Interests
The following table shows the dollar range of the Funds’ equity securities owned by the Trustees as of the calendar year ended December 31, 2014.

Name of Trustee	Dollar Range of Equity Securities in the Capital Advisors Growth Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Dollar Range of Equity Securities in the C Tactical Dynamic Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustee
Gail S. Duree	None	None	None
Donald E. O’Connor,	None	None	None
George J. Rebhan	None	None	None
George T. Wofford	$1 - $10,000	None	$1 - $10,000
Interested Trustee
Joe D. Redwine	None	None	None

As of December 31, 2014, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Compensation

Effective January 1, 2015, Independent Trustees each receive an annual retainer of $70,000 allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended December 31, 2014.

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	Aggregate Compensation from the Capital Advisors Growth Fund(1)	Aggregate Compensation from the C Tactical Dynamic Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Name of Independent Trustee
Gail S. Duree(3)	$1,468	$1,445	None	None	$2,913
Donald E. O’Connor	$1,657	$1,629	None	None	$3,286
George J. Rebhan	$1,926	$1,894	None	None	$3,820
George T. Wofford	$1,699	$1,671	None	None	$3,370
Name of Interested Trustee
Joe D. Redwine	None	None	None	None	None
(1)	For the Funds’ fiscal year ended December 31, 2014.
(2)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds, and not to any other series of the Trust.  For the Funds’ fiscal year ended December 31, 2014, aggregate Independent Trustees’ fees for the Trust were $310,417.

(3)
Effective March 1, 2014, Ms. Duree was appointed as an Independent Trustee.  As such, aggregate compensation from each Fund and total compensation from the Fund Complex for Ms. Duree was accrued from March 1, 2014 through December 31, 2014.

CODE OF ETHICS

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures which underscore the Advisor’s concern that all proxy voting decisions be made solely in the best interests of the Funds and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.
A general statement of voting policy and specific voting positions has been established by the Advisor.  This Proxy Policy is intended to serve as a guideline and to further the economic value of each security held by the Funds.  There will be regular review of this policy.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or using the recommendation of an independent third party.  If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by the Funds.

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The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-866-205-0523 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND
MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  As of March 31, 2015, the following shareholders were considered to be either a control person or principal shareholder of a Fund:

Capital Advisors Growth Fund, Investor Class
Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	The Charles Schwab Corporation	DE	78.57%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	N/A	N/A	19.59%	Record

C Tactical Dynamic Fund, Institutional Class
Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	The Charles Schwab Corporation	DE	90.65%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	N/A	N/A	8.94%	Record

Management Ownership Information.  As of March 31, 2015, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

THE ADVISOR

Capital Advisors, Inc., 2200 South Utica Place, Suite 150, Tulsa, Oklahoma 74114, acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Mr. Keith C. Goddard is a control person of the Advisor due to his greater than 50% ownership of the Advisor and is a portfolio manager of the Funds.  Subject to such policies as the Board may determine, the Advisor is responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.  The Advisor continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of each Fund’s assets shall be held uninvested.  The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds.

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The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by a vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice to the Advisor when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board of the Trust, or by the Advisor on 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for its services, the Funds pay the Advisor a management fee at the rate specified in the Prospectuses.  In addition to the fees payable to the Advisor, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Funds are responsible for their own operating expenses, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to the extent necessary to limit the Funds’ Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) to the limit set forth in the expense tables in the Prospectuses.  If fees and expenses for any fiscal year exceed the Funds’ expense limitations, the Advisor shall waive a portion or all of its management fee to the extent of its share of such excess expenses.  The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly management fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly management fee, the Advisor shall promptly pay to the Funds its share of such excess Fund expenses.  Any such reductions made by the Advisor in its management fees or payment of operating expenses which are the Funds’ obligation are subject to recoupment by the Advisor from the Funds, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Advisor is permitted to recoup management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Funds’ payment of current ordinary operating expenses.  Any application or waiver of management fees or payment of the Funds’ expenses by the Advisor will be applied or credited to all shareholders of the Funds on a pro rata basis.

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For the fiscal periods indicated below, the Funds paid the following management fees to the Advisor:

Capital Advisors Growth Fund
	Fiscal Year Ended December 31,
	2014	2013	2012
Management Fees Accrued	$278,202	$240,160	$205,119
Management Fees Waived by Advisor	$120,704	$105,547	$110,309
Net Management Fees Paid to Advisor	$157,498	$134,613	$94,810

C Tactical Dynamic Fund
	Fiscal Year Ended December 31,		Fiscal Period Ended December 31, 2012(1)
	2014	2013
Management Fees Accrued	$170,383	$150,547	$36,935
Management Fees Waived by Advisor	$31,997	$32,755	$36,935
Net Management Fees Paid to Advisor	$138,386	$117,792	$0
(1) The C Tactical Dynamic Fund commenced operations on August 10, 2012; therefore, the amount shown is for a partial year.

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous.  The Distributor, Administrator, Transfer Agent and Custodian are affiliated entities under the common control of USBFS.  The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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Distribution Plan

Pursuant to a plan of distribution adopted by the Trust, on behalf of the Funds, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), each Fund will compensate the Advisor as distribution coordinator in an amount equal to 0.25% of the average daily net assets of the Capital Advisors Growth Fund’s Investor Class shares and the C Tactical Dynamic Fund’s Class A and Investor Class shares for distribution and related expenses.  Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Funds’ shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Funds and such other expenses as may be approved from time to time by the Board.  The Plan provides for the compensation to the Advisor, as distribution coordinator, regardless of the Funds’ distribution expenses.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor and the Advisor, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended December 31, 2014, the Capital Advisors Growth Fund paid the following Plan fees:

Actual Rule 12b-1 Expenditures Incurred by the Fund During the Fiscal Year Ended December 31, 2014
Total Dollars Allocated
Advertising/Marketing	$5,660
Printing/Postage	$1,198
Payment to distributor	$4,583
Payment to dealers	$81,293
Compensation to sales personnel	-
Interest, carrying, or other financing charges	-
Other	-
Total	$92,734

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There are no distribution-related expenses for the C Tactical Dynamic Fund for the fiscal year ended December 31, 2014, because the Fund’s Class A and Investor Class shares have not been offered for sale to investors as of the date of this SAI.

SERVICE PROVIDERS

Fund Administrator

Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable federal securities laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO’s services is charged to the Funds and approved by the Board annually.  USBFS also acts as the Funds’ accountant.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For the fiscal years indicated below, the Funds paid the following fees to USBFS for fund administration and fund accounting services:

	Administration and Accounting Fees Paid During Fiscal Years Ended December 31,
	2014	2013	2012
Capital Advisors Growth Fund	$106,102	$87,855	$78,725
C Tactical Dynamic Fund	$55,580	$50,875	$19,316(1)
(1) The C Tactical Dynamic Fund commenced operations on August 10, 2012; therefore, the amount shown for 2012 is for a partial year.

Custodian and Transfer Agent

U.S. Bank National Association, an affiliate of USBFS, is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, and holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.

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USBFS also acts as the Funds’ transfer and dividend disbursing agent (the “Transfer Agent”) under a separate agreement with the Trust.  The Custodian and the Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Board.

PORTFOLIO MANAGERS

Mr. Keith C. Goddard, CFA, CEO and Chief Investment Officer for the Advisor, and Mr. Channing S. Smith, CFA, Managing Director of Equity Strategies for the Advisor, are primarily responsible for the day-to-day management of the Capital Advisors Growth Fund.  Messrs. Goddard and Smith and Monty L. Butts, Managing Director of Credit Strategies for the Advisor, are the portfolio managers responsible for the day-to-day management of the C Tactical Dynamic Fund.  The following tables show the number of other accounts (not including the Funds) managed by Mr. Goddard, Mr. Smith, and Mr. Butts and the total assets in the accounts managed within various categories as of December 31, 2014.

Keith C. Goddard
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts for which Advisory Fee is Performance Based	Total Assets in Accounts with Advisory Fee Based on Performance
Registered Investment Companies	0	$0	$0	$0
Other Pooled Investments	0	$0	$0	$0
Other Accounts	1,436	$1.44 billion	$0	$0

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Channing S. Smith
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts for which Advisory Fee is Performance Based	Total Assets in Accounts with Advisory Fee Based on Performance
Registered Investment Companies	0	$0	$0	$0
Other Pooled Investments	0	$0	$0	$0
Other Accounts	1,436	$1.44 billion	$0	$0

Monty L. Butts
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts for which Advisory Fee is Performance Based	Total Assets in Accounts with Advisory Fee Based on Performance
Registered Investment Companies	0	$0	$0	$0
Other Pooled Investments	0	$0	$0	$0
Other Accounts	1,436	$1.44 billion	$0	$0

Material Conflicts of Interest.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that ensures  the Funds will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers.  In such instances, securities will be allocated in accordance with the Advisor’s trade allocation policy.

Potential conflicts may arise if the investment strategies of the Funds differ from the strategy required to comply with the unique objectives and constraints of another client portfolio managed by the portfolio managers.  Whenever a given investment opportunity is appropriate for all of the firm’s client relationships (i.e., the Funds, the private pooled fund, and the firm’s separately managed accounts), each constituency receives a pro-rata share of an executed block trade.  None of the firm’s client relationships, including the Funds, receives preferential treatment.

Compensation.  Mr. Goddard’s, Mr. Smith’s and Mr. Butt’s compensation is comprised of a fixed salary and bonus from the Advisor.  The compensation is not based upon performance or value of the Funds.  From time to time, the Advisor pays dividends on its common stock, of which Mr. Goddard is a principal shareholder.  Bonuses are determined by the Advisor and represent a percentage of salary plus any incentive for new business to the Advisor.  Bonuses are not based on the assets of the Funds.

Securities Owned in the Funds by Portfolio Managers.  As of December 31, 2014, the portfolio managers owned the following securities in the Funds:

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Name of Portfolio Manager	Dollar Range of Equity Securities in the Capital Advisors Growth Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the C Tactical Dynamic Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Keith C. Goddard	$100,001 - $500,000	$100,001 - $500,000
Channing S. Smith	None	$10,001 - $50,000
Monty L. Butts	None	None

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be made through dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

Investment decisions for each Fund are made independently from those of other client accounts or mutual fund managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of each Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between a Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

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The Funds do not place securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

During the fiscal year ended December 31, 2014, the Funds did not invest in the securities of any of their regular broker-dealers.

For the fiscal years indicated below, the Funds paid the following in brokerage commissions:

Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31,
	2014	2013	2012
Capital Advisors Growth Fund	$3,876	$10,638	$11,654
C Tactical Dynamic Fund	$17,062	$31,933	$8,178(1)
(1) The C Tactical Dynamic Fund commenced operations on August 10, 2012; therefore, the amount shown for 2012 is for a partial year.

The Advisor did not direct the Funds’ brokerage transactions to a broker because of research services during the Funds’ fiscal year ended December 31, 2014.

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to the Rule 12b-1 fees and other fees paid by the Funds to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses section of the Prospectuses.  The Advisor did not have any revenue sharing arrangements with brokers and other financial intermediaries as of the date of this Prospectus.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of a Fund’s shares.

How to Buy Shares
Fund shares are purchased at the NAV per share next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time.  Orders paid by check and received after 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

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If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer.  Otherwise the Funds may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days.  To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Funds’ shares, and (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Funds.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined NAV after receipt of the order by such agent before the Funds’ daily cutoff time, currently the close of regular NYSE trading.  Orders received after that time will be purchased at the next-determined NAV per share.

How to Sell Shares
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your investment representative.  A Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by a Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, a Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Funds.

Selling Shares Directly to the Funds
Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next NAV calculated after the Funds receive your request in proper form.  In order to receive that day’s NAV, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through Your Investment Representative
Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required (see “Signature Guarantees” below).  The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent for details.

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Delivery of Proceeds
The Funds generally send you payment for your shares the business day after your request is received in proper form, assuming a Fund has collected payment of the purchase price of your shares.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions
Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or its agent are authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Funds in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The telephone redemption privilege is not available if you were issued certificates for shares that remain outstanding.  The telephone redemption privilege may be modified or terminated without notice.

Signature Guarantees
To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $100,000.  Signature(s) on the redemption request must be guaranteed by an “eligible guarantor institution.”  These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000.  Credit unions must be authorized to issue signature guarantees.  Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.  A notary public cannot provide a signature guarantee.  Certain other transactions or account requests also require a signature guarantee.

Redemptions-in-kind
Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Sales Charges and Dealer Reallowance – C Tactical Dynamic Fund only
Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Fund.

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If you purchase Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Offering Price
Less than $50,000	4.25%	4.44%	4.25%
$50,000 to $99,999	4.00%	4.17%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.50%
$250,000 to $499,999	2.50%	2.56%	2.50%
$500,000 to $999,999	2.00%	2.04%	2.00%
$1,000,000 to $2,999,999	0.00%(2)	0.00%(2)	0.75%
$3,000,000 to $9,999,999	0.00%(2)	0.00%(2)	0.50%
$10,000,000 or more	0.00%(2)	0.00%(2)	0.25%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 18 months of purchase, you would pay a contingent deferred sales load of  up to 0.75% of the value of the Class A shares when they were purchased.  Your actual contingent deferred sales load will equal the commission (dealer reallowance) paid to the dealer in connection with the purchase of the shares redeemed (for example, if you purchase $3,000,000 of Class A shares and redeem them within 18 months of their purchase, you will pay a contingent deferred sales load equal to 0.50% of the value of the shares when they were purchased).

Breakpoints/Volume Discounts and Sales Charge Waivers – C Tactical Dynamic Fund only
Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 4.25% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $25,000 to invest in the Fund, but intends to invest an additional $2,000 per month for the next 13 months for a total of $51,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 4.00% rather than 4.25%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the Fund will charge the higher sales load retroactively.

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•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $55,000 investment in the Fund, which was sold with a 4.00% front-end load.  The investor intends to open a second account and purchase $50,000 of the Fund.  Using ROA, the new $50,000 investment is combined with the existing $55,000 investment to reach the $100,000 breakpoint, and the sales charge on the new investment is 3.50% (rather than the 4.00% for a single transaction amount).

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation.

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge.  The Funds’ Advisor reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Advisor and its affiliates.

•	Current employees of:

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o	The Transfer Agent;
o	The Advisor and its affiliates;
o	Broker-dealers who act as selling agents for the Fund/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who have entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund’s shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m., Eastern Time) each day that the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Funds plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded or at the official closing price, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent sales price.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

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TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the  Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and amount and timing of distributions.  The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  If a Fund does not qualify as a regulated investment company, it may be taxed as a corporation.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that a Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of a Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of a Fund’s net tax-exempt interest, if any.

If a Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct the dividends paid to shareholders.  In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a nondeductible 4% excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid.  The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectuses.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

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Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or under current law, qualified dividend income.  Under current law, distributions of certain qualified dividend income paid out of a Fund’s investment company taxable income, may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  This reported amount cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for the dividends-received deduction for corporate shareholders.  However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held by such shareholder.  There is no requirement that the Funds take into consideration any tax implications when implementing its investment strategy.  Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

A redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax (currently at the rate of 28%) in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

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The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on a Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable and subject to any applicable Intergovernmental Agreements, withholding under FATCA is required:  (i) generally with respect to distributions from a Fund unless an exemption applies; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  A Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.   Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in our shares.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment.  Foreign taxes may also apply to non-U.S. investors.  Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gains of the Capital Advisors Growth Fund and C Tactical Dynamic Fund in future years. At December 31, 2014, the Capital Advisors Growth Fund deferred, on a tax basis, post-October losses of $157,562.

No rulings with respect to tax matters of the Funds will be sought from the Internal Revenue Service.  Paul Hastings has expressed no opinion in respect thereof of the foregoing or the tax information in the Prospectuses.

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DIVIDENDS AND DISTRIBUTIONS

The Funds will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Funds’ net investment income, substantially all of which will be declared as dividends to a Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Funds may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from prior taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Funds will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from prior taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces a Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

Procedures to implement the AML Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of a Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Capital Advisors Growth Fund offers an Investor Class and the C Tactical Dynamic Fund offers Institutional Class, Investor Class and a Class A.  The C Tactical Dynamic Fund’s Investor Class and Class A are not available for purchase as of the date of this SAI.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series.  Unless each series is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

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The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act (the “Rule”) provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report to shareholders for the Funds for the fiscal year ended December 31, 2014, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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Appendix A
Corporate Bond Ratings

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.  Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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Standard & Poor’s Ratings Services

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing with the major categories.

Table of Contents - Statement of Additional Information

Appendix B
Commercial Paper Ratings

Moody’s Investors Service, Inc.

Prime-1-Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Services

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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